Disclosure of anti-dilutive securities excluded from computation of diluted earnings per share (Details) - shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	1,847,500	36,641,770
Stock options [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	1,847,500	7,709,746
Convertible debentures [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	20,845,387
Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	8,086,637